DEIVATIVE FINANCIAL INSTRUMENTS - Fair Value Inputs (Details) - 7% Convertible Debentures embedded derivative	Dec. 31, 2020	Dec. 31, 2019
Risk premium
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	0.059	0.053
Borrowing costs
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	0.075	0.075
Expected volatility
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	0.450	0.450
Remaining life (years)
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	0.6	1.6